UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08191

Name of Fund: Bullfinch Fund, Inc.

Fund Address: 3909 Rush Mendon Road
              Mendon, New York  14506

Name and address of agent for service: Christopher Carosa, President,
        Bullfinch Fund, Inc., 3909 Rush Mendon Road,
        Mendon, New York  14506
        Mailing address: 3909 Rush Mendon Road
        Mendon, New York  14506

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: October 31

Date of reporting period: 11/01/13 - 04/30/14

Item 1 - Attach shareholder report






BULLFINCH FUND, INC.




3909 Rush Mendon Road
Mendon, New York 14506
(585) 624-3150
1-888-BULLFINCH
(1-888-285-5346)





















Semi-Annual Report
April 30, 2014


Management's Discussion of Fund Performance

June 27, 2014

Dear Fellow Shareholders:

We are very proud to present the April 2014 Semi-Annual Report of Bullfinch Fund, Inc. This report contains the unaudited financial statements for both the Unrestricted Series and the Greater Western New York Series.

These last six months have been very good to our shareholders as we have soundly bested our benchmark (the ValueLine Geometric Index). It's important to remember, though, that our conservative long-term investment style has historically lagged during market peaks and some feel the market is peaking now. Still, past performance can never guarantee future results, so no one can predict what the future holds.

Remember, our focus has always been on reducing the downside. This has helped us over the long-term. Recall how well we did, both in relative and absolute terms, during the market drops of the early and late 2000s. We continue to hold our defensive posture today. That said, we cannot get more defensive than we already are in the Greater Western New York Series (the SEC requires us to keep 80% invested in local stocks at all times, even when we think the market is overvalued).

We maintain this defensive position because the economy is worsening. We are near recessionary levels. We believe economic fundamentals do not support the market at these heights. More so, when the Federal Reserve eased quantitative easing in January, the market dropped nearly 10%. The Fed immediately returned to its policy of easing and the market recovered (and then some).

In terms of individual stock performance, the Unrestricted Series was led by Allergan, which is in the midst of a hostile takeover. Mylan, Inc., Edwards Lifesciences, Corning, NVIDIA and Oracle rounded out the rest of the leaders, all up more than 22%. In all, for the period, about half of our stocks were up digits. Underperforming companies include Meridian Biosciences, Amazon.com, Zumiez and AAR Corp, all down by more than 11%. Part of what we may be seeing here is part of the rotation from last year's winners to last year's laggards.

In the Greater Western New York Series, Frontier Communications and Southwest Airlines led the pack with returns in excess of 44%. In addition, 7 other stocks were up more than 20% and another 7 were up more than 10%. Unfortunately, nine stocks had negative performance, including three that were down more than 10% (Ecology and the Environment, Graham Corp, VirtualScopics and Zumiez), the first three highly susceptible to liquidity constraints.

The market continues to offer limited buying opportunities, but we have taken advantage of selling opportunities as the market rises.

We wish to thank our shareholders for expressing their confidence in us and wish you continued good fortune.

Best Regards,
Bullfinch Fund, Inc.

Christopher Carosa, CTFA
President



BULLFINCH FUND, INC.
PERFORMANCE SUMMARY
The graph below represents the changes in value for an initial $10,000 investment in the BULLFINCH Fund from 7/1/03 to 4/30/14. These changes are then compared to a $10,000 investment in the Value Line Geometric Index, The Value Line Geometric Index (VLG) is an unmanaged index of between 1,600 and 1,700 stocks. Value Line states "The VLG was intended to provide a rough approximation of how the median stock in the Value Line Universe performed.
The VLG also has appeal to institutional investors as a proxy for the so-called 'multi-cap' market because it includes large cap, mid cap and small cap stocks alike." The Fund feels it is an appropriate benchmark because the Fund's portfolios are multi-cap portfolios. The Fund's returns include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.


(GRAPH OMITTED)

Year          Bullfinch Fund, Inc.             Value Line
Ending        Unrestricted Series              Geometric Index

                   $10,000                        $10,000
6/30/2004          $11,735                        $12,740
6/30/2005          $12,062                        $13,355
6/30/2006          $12,219                        $14,304
6/30/2007          $14,486                        $16,687
6/30/2008          $12,965                        $12,577
10/31/2008         $10,700                         $8,678
10/31/2009         $11,313                         $9,505
10/31/2010         $13,330                        $11,509
10/31/2011         $14,675                        $11,422
10/31/2012         $15,418                        $11,965
10/31/2013         $19,149                        $15,962
4/30/2014          $20,487                        $16,393

Annualized
Returns
Ending        Bullfinch Fund, Inc.             Value Line
4/30/2014    Unrestricted Series              Geometric Index

One-Year           + 17.54%                       + 18.13%
Five-Year          + 14.07%                       + 15.71%
Ten-Year           +  5.95%                       +  2.55%

(GRAPH OMITTED)

Year          Bullfinch Fund, Inc.             Value Line
Ending        Greater Western New York Series  Geometric Index

                   $10,000                        $10,000
6/30/2004          $12,469                        $12,740
6/30/2005          $13,469                        $13,355
6/30/2006          $14,531                        $14,304
6/30/2007          $16,352                        $16,687
6/30/2008          $14,688                        $12,577
10/31/2008         $12,537                         $8,678
10/31/2009         $12,105                         $9,505
10/31/2010         $15,256                        $11,509
10/31/2011         $16,723                        $11,422
10/31/2012         $17,668                        $11,965
10/31/2013         $22,935                        $15,962
4/30/2014          $24,346                        $16,393

Annualized
Returns
Ending        Bullfinch Fund, Inc.             Value Line
4/30/2013    Greater Western New York Series  Geometric Index

One-Year           + 22.01%                       + 18.13%
Five-Year          + 17.32%                       + 15.71%
Ten-Year           +  7.17%                       +  2.55%

UNRESTRICTED SERIES
(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF APRIL 30, 2014
(UNAUDITED)


UNRESTRICTED SERIES
(A SERIES WITHIN THE BULLFINCH FUND, INC.)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2014 (UNAUDITED)



ASSETS

Investments in Securities, at Fair Value,
    Identified Cost of $3,219,978                    $ 5,473,912

Cash                                                   1,312,990

Accrued Interest and Dividends                             3,162

Prepaid Expenses                                           4,174
                                                    ------------
Total Assets                                        $  6,794,238
                                                    ============

LIABILITIES AND NET ASSETS

LIABILITIES

Accrued Expenses                                    $     11,956


NET ASSETS

Net Assets (Equivalent to $19.04 per share
   based on 356,199.751 shares of stock outstanding)   6,782,282
                                                    ------------

Total Liabilities and Net Assets                     $ 6,794,238
                                                    ============

COMPOSITION OF NET ASSETS

Shares of Common Stock - Par Value $.01;
      10,000,000 Shares Authorized,
      356,199.751 Shares Outstanding                $  4,705,040

Accumulated Net Investment Loss                         (176,692)
                                                    ------------

Net Unrealized Depreciation on Investments             2,253,934
                                                    ============

Net Assets at April 30, 2014                        $  6,782,282





The accompanying notes are an integral part of these statements.

UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES APRIL 30, 2014
(UNAUDITED)

                                 Historical
Common Stocks - 100%    Shares         Cost       Value

Computers - Software - 13.06%
  Adobe Systems Inc.     3,250       84,678  $  200,493
  Microsoft  Corp.       6,200      151,626     250,480
  Oracle Corp.           5,500       56,122     224,840
  Synopsis, Inc.         5,600      115,460     210,672
                                  ---------   ---------
                                    407,886     886,485
Pharmaceuticals - 9.84%
   Allergan              2,100      183,759     348,264
   Mylan Inc.            6,300       87,179     319,914
                                  ---------   ---------
                                    270,938     668,178

Medical Products and Supplies - 8.63%
  Edwards Lifesciences  2,750       184,878     224,042
  Johnson & Johnson     2,400       136,714     243,096
  Medtronic Inc.          300        10,839      17,646
  Stryker Corporation   1,300        62,871     101,075
                                  ---------   ---------
                                    395,302     585,859
Retail - Specialty - 6.75%
  Fastenal Co.        4,800          83,684     240,384
  Zumiez Inc.         8,900         193,235     217,605
                                  ---------   ---------
                                    276,919     457,989

Semiconductors - 6.40%
  Intel Corp.         8,000         143,610     213,520
  NVIDIA Corp.        5,300          95,318      97,891
  Tessera Technologies 5,600         96,089     122,808
                                  ---------   ---------
                                    335,017     434,219

Retail - General - 4.03%
  Fred's Inc. Class A 15,000        152,560     273,300

Electrical Equipment - 3.87%
  Corning Inc.        7,300          66,773     152,643
  General Electric Co.  4,100        77,607     110,249
                                  ---------   ---------
                                    144,380     262,892
Insurance  - 3.78%
  Gallagher Arthur J & Co. 5,700    138,298     256,614

Computers - Networking - 3.64%
  Cisco Systems, Inc. 10,700        160,238     247,277





                                  Historical
                     Shares            Cost       Value

Internet Services - 3.27%
  Amazon.com Inc.       730         145,358     222,015

Food Processing - 3.19%
   Sensient Technologies 4,000       80,550     216,200

Commercial Services - 2.93%
  Paychex, Inc.          4,750      130,495     198,598

Tobacco Products - 2.57%
  Universal Corp. VA     3,200      120,756     174,624

Health Care Service Provider - 2.25%
   Almost Family Inc. 7,100         147,274     152,437

Biotech - 2.00%
  Meridian Bioscience, Inc. 6,800   118,878     135,796

Aerospace - 1.68%
  AAR Corporation     4,400          83,191     113,960

Electronics Components - 1.61%
  TE Connectivity Ltd. 1,850         50,371     109,113

Industrial Services - 1.15%
  Expeditors Int'l Washington 1,900  61,567      78,356
                                  ---------   ---------


Total Investments in Securities   3,219,978   5,473,912



Schwab Money Market - 19.35%                  1,312,990
7 Day Yield .01%

Total Invested Assets            $3,219,978 $ 6,786,902
                                  ---------   ---------
Total Investments in Securities   3,081,096   4,588,600
                                  =========   =========


UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES APRIL 30, 2014
(UNAUDITED)

Table of Industries

Industry                           Market Value       Pct.
------------------------------     -------------- 	   -----

Aerospace                           $     113,960      1.68%
Biotech                             $     135,796      2.00%
Commercial Services                 $     198,598      2.93%
Computers - Networking              $     247,277      3.64%
Computers - Software                $     886,485     13.06%
Electrical Equipment                $     262,892      3.87%
Electronics Components              $     109,113      1.61%
Food Processing                     $     216,200      3.19%
Health Care Service Provider        $     152,437      2.25%
Industrial Services                 $      78,356      1.15%
Insurance                           $     256,614      3.78%
Internet Services                   $     222,015      3.27%
Medical Products & Supplies         $     585,859      8.63%
Pharmaceuticals                     $     668,178      9.84%
Retail - General                    $     273,300      4.03%
Retail - Specialty                  $     457,989      6.75%
Semiconductors                      $     434,219      6.40%
Tobacco Products                    $     174,624      2.57%
                                      -----------    -------

Total Equities                      $   5,473,912     80.65%

Cash & Equivalents (7 day yield .01%)$  1,312,990     19.35%
                                      -----------    -------

Total Invested Assets               $   6,786,902    100.00%



The accompanying notes are an integral part of these statements.








UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF OPERATIONS FOR THE PERIOD FROM NOVEMBER 1, 2013
TO APRIL 30, 2014, FOR THE YEARS ENDED OCTOBER 31, 2013, 2012 and 2011 (UNAUDITED)

                             4/2014       10/2013       10/2012       10/2011
INVESTMENT INCOME:
   Dividends               $ 42,412    $  108,000    $   78,308    $   85,600
EXPENSES:
   Adviser Fees              33,814        59,091        51,906        47,651
   Legal and Professional     6,236        13,259        13,443        13,176
   Director's Fees            1,200         1,600         1,200         1,400
   D&O/E&O                    4,106         8,156         8,150         8,707
   Fidelity Bond                921             0         1,228         1,008
   Taxes                        300           454           450           454
   Telephone                     94            40           167           190
   Registration Fees            775         2,297           865           850
   Custodian Fees             3,779         3,475         5,562         6,896
   Travel                         0         1,189             0             0
   Dues and Subscriptions     1,764         2,142         2,061         2,061
                           --------      --------      --------      --------
Total expense                52,989        91,703        85,032        82,393
                           --------      --------      --------      --------
Net investment income (loss)(10,577)       16,297        (6,724)        3,207
                           --------      --------      --------      --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) from securities
      Transactions          183,453       246,936       143,783       238,287
  Unrealized appreciation (depreciation)
      during the period     267,832       955,907       109,313       195,567
                           --------      --------      --------      --------
  Net gain (loss)
      on investments        451,285     1,202,843       253,096       433,854
                           --------      --------      --------      --------
CHANGE IN NET ASSETS
  FROM OPERATIONS        $  440,708    $1,219,140     $ 246,372     $ 437,061
                           ========      ========      ========      ========

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF CHANGES IN NET ASSETS FOR THE PERIOD FROM NOVEMBER 1, 2013 TO APRIL 30, 2014, FOR THE YEARS ENDED OCTOBER 31, 2013, 2012
AND 2011 (UNAUDITED)

	                       4/2014       10/2013       10/2012       10/2011
INCREASE IN NET ASSETS FROM OPERATIONS:
 Net investment
   income (loss)        $   (10,577)    $  16,297  $     (6,724)  $     3,207
 Net realized gain (loss) from securities
    transactions            183,453       246,936       143,783       238,287
 Net change in unrealized appreciation (depreciation)
    of investments          267,832       955,907       109,313       195,567
                           --------      --------      --------      --------
Change in net assets
    from operations         440,708     1,219,140       246,372       437,061

CAPITAL SHARE TRANSACTIONS:
   Sales                    121,054       355,503       294,983       266,136
   Redemptions              (66,673)     (208,578)     (226,931)     (453,229)
                           --------      --------      --------      --------
Total capital share
   Transactions              54,381       146,925        68,052      (187,093)
                           --------      --------      --------      --------
Increase (decrease)
   in net assets            495,089     1,366,065       314,424       249,968

NET ASSETS:
  Beginning of period     6,287,193     4,921,128     4,606,704     4,356,736
                           --------      --------      --------      --------
  End of period         $ 6,782,282   $ 6,287,193   $ 4,921,128   $ 4,606,704
                           ========      ========      ========      ========
The accompanying notes are an integral part of these statements.

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2014 (UNAUDITED)


NOTE A - SCOPE OF BUSINESS

The Unrestricted Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek conservative long-term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value and is in compliance with FASB ASC 820-10-50. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value. As of April 30, 2013 all securities are valued through an exchange. In cases where market prices are unreliable or not readily available, for example, when trading on securities are halted as permitted by the SEC or when there is no trading volume on an Over-the-Counter security held by the Fund, the Fund relies on fair value pricing provided by the Adviser. In performing its fair value pricing, the Adviser acts under the ultimate supervision of, and follows, the policies of the Board of Directors. The Board of Directors retains the right to determine its own fair value price should it have reason to believe the price provided by the Adviser does not reflect fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset value per share.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Series made a distribution of its ordinary income of $3,217 to its shareholders on December 27, 2011, in the form of stock dividends equal to 215.509 shares of stock. The Series made a distribution of its ordinary income of $19,498 to its shareholders on December 29, 2012, in the form of stock dividends equal to 1,252.658 shares of stock. The Series made a distribution of its capital gains of $143,777 to its shareholders on December 29, 2012, in the form of stock dividends equal to 9,236.828 shares of stock. The Series made a distribution of its capital gains of $246,936 to its shareholders on December 27, 2013, in the form of stock dividends equal to 12,715.543 shares of stock.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

NOTE C - INVESTMENTS

For the period from November 1, 2013 to April 30, 2014, the Series purchased $58,469 of common stock. During the same period, the Series sold $386,090 of common stock.

For the year ended October 31, 2013, the Series purchased $368,637 of common stock. During the same period, the Series sold $418,874 of common stock

For the year ended October 31, 2012, the Series purchased $356,049 of common stock. During the same period, the Series sold $393,230 of common stock.

For the year ended October 31, 2011, the Series purchased $514,255 of common stock. During the same period, the Series sold $808,893 of common stock.

At April 30, 2014, the gross unrealized appreciation for all securities totaled $2,253,934 and the gross unrealized depreciation for all securities totaled $0, or a net unrealized appreciation of $2,253,934. The aggregate cost of securities for federal income tax purposes at April 30, 2014 was $3,219,978.

At October 31, 2013, the gross unrealized appreciation for all securities totaled $2,017,509 and the gross unrealized depreciation for all securities totaled $31,409, or a net unrealized appreciation of $1,986,100. The aggregate cost of securities for federal income tax purposes at October 31, 2013 was $3,364,393.

At October 31, 2012, the gross unrealized appreciation for all securities totaled $1,095,914 and the gross unrealized depreciation for all securities totaled $65,720, or a net unrealized appreciation of $1,030,194. The aggregate cost of securities for federal income tax purposes at October 31, 2012 was $3,169,999.

At October 31, 2011 the gross unrealized appreciation for all securities totaled $985,408 and the gross unrealized depreciation for all securities totaled $64,527, or a net unrealized appreciation of $920,881. The aggregate cost of securities for federal income tax purposes at October 31, 2011 was $3,063,580.

NOTE D - INVESTMENT ADVISORY AGREEMENT

Carosa Stanton Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa Stanton Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa Stanton Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa Stanton Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the period from November 1, 2013 to April 30, 2014, and the years ended October 31, 2013, October 31, 2012 and October 31, 2011, the fund paid investment adviser fees of $33,814, $59,091, $51,906, and $47,651, respectively.

On April 30, 2014, the fund had $5,720 included in accrued expenses, as owed to Carosa Stanton Asset Management, LLC.


NOTE E - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

                                              Shares          Amount

Balance at October 31, 2010              328,058.294     $ 4,209,347


Shares sold during 2011                   18,943.134         266,136
Shares redeemed during 2011              (31,823.224)       (453,229)

Balance at October 31, 2011              315,178.204     $ 4,022,254

Shares sold during 2012                   19,427.009         294,983
Shares redeemed during 2012              (14,291.005)       (226,931)
Reinvestment of Distributions,
    December 27, 2011                        215.509           3,217

Balance at October 31, 2012              320,529.717     $ 4,093,523

Shares sold during 2013                   22,094.358         355,503
Shares redeemed during 2013              (12,513.333)       (208,578)
Reinvestment of Distributions,
    December 29, 2012                     10,489.486         163,275

Balance at October 31, 2013              340,600.228     $ 4,403,723

Shares sold during period                  6,432.278         121,054
Shares redeemed during period             (3,548.298)        (66,673)
Reinvestment of Distributions,
    December 27, 2013                     12,715.543         246,936

Balance at April 30, 2014                356,199.751     $ 4,705,040

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS (SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE PERIOD FROM NOVEMBER 1, 2013 TO APRIL 30, 2014,
FOR THE YEARS ENDED OCTOBER 31, 2013, 2012, 2011, 2010 AND 2009, FOR THE FOUR MONTHS ENDED OCTOBER 31, 2008, AND FOR THE YEAR ENDED JUNE 30, 2008 (UNAUDITED)


                   April  October  October  October  October  October
                    2014     2013     2012     2011     2010     2009

NET ASSET VALUE,
  beginning
  of period      $ 18.46  $ 15.35  $ 14.62  $ 13.28  $ 11.27  $ 10.68

INCOME FROM INVESTMENT OPERATIONS
  Net investment income
   (loss)          (0.03)    0.05    (0.02)    0.01    (0.02)   (0.01)
  Net gain (loss) on
   securities both realized
   and unrealized  (0.11)    0.82     0.74     1.33     2.03     0.58

Total from investment
   operations      (0.14)    0.87     1.72     1.34     2.01     0.57

DISTRIBUTIONS
 Dividends          0.72     0.51     0.01     0.00     0.00     0.02

NET ASSET VALUE,
   end of period $ 19.04  $ 18.46  $ 15.35  $ 14.62  $ 13.28  $ 11.27

NET ASSETS, end of period
 $6,782,282 $5,776,662 $4,921,128 $4,606,704 $4,356,736 $3,996,997

                   Actual** Actual   Actual   Actual   Actual   Actual

RATIO OF EXPENSES
  TO AVERAGE
    NET ASSETS*     0.81%**  1.63%    1.73%    1.82%    1.89%    1.84%

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE
    NET ASSETS*    (0.16%)** 0.29%   (0.14)%   0.07%   (0.14)%  (0.07)%

PORTFOLIO TURNOVER
    RATE*           0.89%**  6.54%    7.23%   11.37%   19.94%   16.23%

TOTAL RETURN        6.99%   24.20%    5.06%   10.09%   17.83%    5.73%

* Per share amounts calculated using the average shares method
** The ratios presented were calculated using operating data for the six-month period from November 1, 2013 to April 30, 2014











The accompanying notes are an integral part of these statements.



GREATER WESTERN NEW YORK SERIES (A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF APRIL 30, 2014
(UNAUDITED)



GREATER WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2014 (UNAUDITED)

ASSETS

Investments in securities, at fair value,
        identified cost of $670,220                          $ 1,386,410

Cash                                                             291,651

Accrued Interest and Dividends                                       560

Prepaid Expenses                                                     464
                                                              ----------

Total assets                                                 $ 1,679,085
                                                              ==========

LIABILITIES AND NET ASSETS

LIABILITIES

Accrued Expenses								    $     2,287
                                                              ----------


NET ASSETS

Net assets (equivalent to $21.40 per share
    based on 78,359.886 shares of stock outstanding)           1,676,798
                                                              ----------

Total Liabilities and Net Assets                             $ 1,679,085
                                                              ==========

COMPOSITION OF NET ASSETS

Shares of common Stock - Par Value $.01;
      10,000,000 Shares Authorized,
      78,359.886 Shares Outstanding                            $ 980,114

Accumulated net investment loss                                  (19,506)

Net unrealized appreciation on investments                       716,190
                                                              ----------

Net assets at April 30, 2014                                  $1,676,798
                                                              ==========




The accompanying notes are an integral part of these statements.


GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) SCHEDULE OF INVESTMENTS IN SECURITIES April 30, 2014 (UNAUDITED)


                                         Historical
Common Stocks - 100%	           Shares       Cost        Value

Electronics Components - 7.90%
  Astronics Corp.                    940      3,025      $53,693
  IEC Electronics Corp.            4,518      6,984       19,924
  TE Connectivity Ltd.             1,000     27,259       58,980
                                           --------     --------
                                             37,268      132,597
Medical Products & Supplies - 7.73%
  Bristol-Myers Squibb Co.         1,000     21,938       50,090
  Greatbatch  Inc.                   850     18,984       39,125
  Johnson & Johnson                  400     22,617       40,516
                                           --------     --------
                                             63,539      129,731
Foods & Beverages - 7.14%
  Constellation Brands Inc.        1,500     15,118      119,760

Aerospace - 6.12%
  Harris Corporation                 500     24,989       36,760
  Moog, Inc. Class A                 637     15,976       41,692
  Northrop Grumman                   200      2,294       24,302
                                           --------     --------
                                             43,259      102,754
Electrical Equipment - 5.92%
  Corning, Inc.                    2,200     26,502       46,002
  General Electric Co.             1,450     35,248       38,991
  Ultralife Corporation            4,000     25,175       14,400
                                           --------     --------
                                             86,925       99,393
Retail - Specialty - 5.52%
  Fastenal Co.                       800     13,954       40,064
  Zumiez Inc.                      2,150     46,937       52,567
                                            -------     --------
                                             60,891       92,631
Railroads - 5.31%
  Genesee & Wyoming Class A          900      2,522       89,109

Banking & Finance - 4.84%
  Community Bank System            1,200     23,452       44,628
  M &T Bank Corp.                    300     29,839       36,603
                                           --------     --------
                                             53,291       81,231
Real Estate & Related - 4.18%
  Home Properties Inc.               400     14,797       24,640
  Sovran Self Storage                600     22,310       45,540
                                           --------     --------
                                             37,107       70,180
Telecommunications - 3.69%
  Frontier Communications         10,400     57,238       61,880

Airlines - 3.67%
  Southwest Airlines Co.           2,550     46,848       61,634

Automotive - 3.53%
  Monro Muffler Brake Inc.         1,050     12,443       59,220

Computers - Services - 3.30%
  Computer Task Group Inc.         3,500     11,872       55,335


                                           Historical
                                  Shares       Cost        Value

Metal Fabrication & Hardware - 2.49%
  Graham Corp.                     1,400     15,140       41,776

Commercial Services - 2.43%
    Paychex, Inc.                    975     25,852       40,765

Computers - Software - 2.19%
  Oracle Corp.                       900     12,070       36,792

Steel - 2.04%
  Gibraltar Industries Inc.        2,000     25,111       34,160

Environmental Services - 1.14%
  Ecology & Environment            2,000     25,399       19,160

Utilities - Natural Resources - 1.10%
  National Fuel Gas Co.              250      5,625       18,410

Office Equipment - 1.01%
  Xerox Corp.                      1,400     17,816       16,926

Computers - Distributors - 0.64%
  Ingram Micro Inc.                  400      4,230       10,784

Instruments - 0.48%
  Taylor Devices                     877      4,394        7,982

Machinery - 0.16%
  Columbus McKinnon Corp.            100      2,344        2,649

Industrial Materials - 0.05%
  Servotronics, Inc.                 100        937          783

Health Care Service Provider - 0.04%
  VirtualScopics Inc.                200      2,981          768
                                           --------     --------
Total Investments in Securities             670,220    1,386,410


Schwab Money Market - 17.38%                             291,651
7 Day Yield .01%

                                           --------     --------
Total Invested Assets                     $ 670,220   $1,678,061
                                           ========     ========


GREATER WESTERN NEW YORK SERIES
 (A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES APRIL 30, 2014 (UNAUDITED)

Table of Industries

Industry                           Market Value       Pct.
------------------------------     -------------- 	   -----

Aerospace                          $      102,754      6.12%
Airlines                           $       61,634      3.67%
Automotive                         $       59,220      3.53%
Banking & Finance	                  $       81,231      4.84%
Commercial Services                $       40,765      2.43%
Computers - Distributors           $       10,784      0.64%
Computers - Services               $       55,335      3.30%
Computers - Software               $       36,792      2.19%
Electrical Equipment               $       99,393      5.92%
Electronics Components             $      132,597      7.90%
Environmental Services             $       19,160      1.14%
Foods & Beverages                  $      119,760      7.14%
Health Care Service Provider       $          768      0.04%
Industrial Materials               $          783      0.05%
Instruments                        $        7,982      0.48%
Machinery                          $        2,649      0.16%
Medical Products & Supplies        $      129,731      7.73%
Metal Fabrication & Hardware       $       41,776      2.49%
Office Equipment                   $       16,926      1.01%
Railroads                          $       89,109      5.31%
Real Estate & Related              $       70,180      4.18%
Retail - Specialty                 $       92,631      5.52%
Steel                              $       34,160      2.04%
Telecommunications                 $       61,880      3.69%
Utilities - Natural Resources      $       18,410      1.10%
                                   --------------   --------
Total Equities                     $    1,386,410     82.62%

Cash & Equivalents
(7 day yield .01%)                 $      291,651     17.38%
                                   --------------   --------

Total Invested Assets              $    1,678,061    100.00%
                                   ==============   ========



The accompanying notes are an integral part of these statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF OPERATIONS FOR THE PERIOD FROM NOVEMBER 1, 2013 TO
APRIL 30, 2014, FOR THE YEARS ENDED OCTOBER 31, 2013, 2012 AND 2011
(UNAUDITED)

                             4/2014       10/2013       10/2012       10/2011
INVESTMENT INCOME:
   Dividends                $ 8,785       $ 8,017      $ 13,079      $ 10,191
EXPENSES:
   Adviser Fees               9,273        15,688        13,035        11,610
   Reimbursement of Adviser Fees  0             0             0          (477)
   Legal and Professional       709         1,473         1,705         1,464
   Director's Fees            1,200         1,600         1,200         1,400
   D&O/E&O                      456           909           905           968
   Fidelity Bond                102             0           136           112
   Taxes                        300           455           450           455
   Telephone                     94            40           167           190
   Registration Fees          1,685            23            90            75
   Custodian Fees             1,538         1,195         1,687         1,589
   Travel                         0           132             0             0
   Dues and Subscriptions       964         1,342         1,261         1,261
                           --------      --------      --------     ---------
Total expense                16,321        22,854        20,636        18,647
                           --------      --------      --------     ---------
Net investment income (loss) (7,536)       (5,972)       (7,557)       (8,456)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) from securities
      transactions           73,134        (4,630)      (23,948)       13,478
   Unrealized appreciation (depreciation)
      during the period      30,165       357,908        87,830        76,352
                           --------      --------      --------     ---------
   Net gain (loss)
       on investments       103,299       353,278        63,882        89,830
                           --------      --------      --------     ---------

CHANGE IN NET ASSETS FROM
       OPERATIONS          $ 95,763      $347,306      $ 56,325       $81,374
                           ========      ========      ========     =========

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF CHANGES IN NET ASSETS FOR THE PERIOD FROM NOVEMBER 1, 2013 TO APRIL 30, 2014, FOR THE YEARS ENDED OCTOBER 31, 2013, 2012 AND 2011 (UNAUDITED)

                             4/2014       10/2013       10/2012       10/2011
DECREASE IN NET ASSETS FROM OPERATIONS:
Net investment
    income (loss)          $ (7,536)     $ (5,972)    $  (7,557)    $  (8,456)
Net realized gain (loss) from
    securities transactions  73,134        (4,630)      (23,948)       13,478
Net change in unrealized
    appreciation (depreciation)
    of investments           30,165       357,908        87,830        76,352
                           --------      --------      --------     ---------
Change in net assets
    from operations          95,763       347,306        56,325        81,374

CAPITAL SHARE TRANSACTIONS:
   Sales                     27,548       113,714        98,950        68,765
   Redemptions                 (780)       (8,233)       (7,954)      (25,705)
                           --------      --------      --------     ---------
Total capital share
   transactions              26,768       105,481        90,996        43,060
                           --------      --------      --------     ---------
Increase (decrease)
   in net assets            122,531       452,787       147,321       124,434

NET ASSETS:
   Beginning of period    1,544,267     1,101,480       954,159       829,725
                           --------      --------      --------     ---------
   End of period         $1,676,798    $1,554,267    $1,101,480    $  954,159
                           ========      ========      ========     =========

The accompanying notes are an integral part of these statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) NOTES TO FINANCIAL STATEMENTS APRIL 30, 2014 (UNAUDITED)



NOTE A - SCOPE OF BUSINESS

The Greater Western New York Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with an important economic presence in the Greater Western New York Region. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value and is in compliance with FASB ASC 820-10-50. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value. As of April 30, 2012 all securities are valued through an exchange. In cases where market prices are unreliable or not readily available, for example, when trading on securities are halted as permitted by the SEC or when there is no trading volume on an Over-the-Counter security held by the Fund, the Fund relies on fair value pricing provided by the Adviser. In performing its fair value pricing, the Adviser acts under the ultimate supervision of, and follows, the policies of the Board of Directors. The Board of Directors retains the right to determine its own fair value price should it have reason to believe the price provided by the Adviser does not reflect fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset value per share.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made. As of October 31, 2012 the Series has capital loss carryforwards of $26,539 which expire in six years.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

NOTE C - INVESTMENTS

For the period from November 1, 2013 to April 30, 2014, the Series purchased $102,512 of common stock. During the same period, the Series sold $92,026 of common stock.

For the year ended October 31, 2013, the Series purchased $0 of common stock. During the same period, the Series sold $23,897 of common stock.

For the year ended October 31, 2012, the Series purchased $53,214 of common stock. During the same period, the Series sold $518 of common stock.

For the year ended October 31, 2011, the Series purchased $17,743 of common stock. During the same period, the Series sold $19,331 of common stock.

At April 30, 2014, the gross unrealized appreciation for all securities totaled $ 736,461 and the gross unrealized depreciation for all securities totaled $20,271, or a net unrealized appreciation of $716,190. The aggregate cost of securities for federal income tax purposes at April 30, 2014 was $670,220.

At October 31, 2013, the gross unrealized appreciation for all securities totaled $717,010 and the gross unrealized depreciation for all securities totaled $30,986 or a net unrealized appreciation of $686,024. The aggregate cost of securities for federal income tax purposes at October 31, 2013 was $587,639.

At October 31, 2012, the gross unrealized appreciation for all securities totaled $386,389 and the gross unrealized depreciation for all securities totaled $58,272 or a net unrealized appreciation of $328,117. The aggregate cost of securities for federal income tax purposes at October 31, 2012 was $616,678.

At October 31, 2011, the gross unrealized appreciation for all securities totaled $322,675 and the gross unrealized depreciation for all securities totaled $82,389, or a net unrealized appreciation of $240,286. The aggregate cost of securities for federal income tax purposes at October 31, 2011 was $590,421.


NOTE D - INVESTMENT ADVISORY AGREEMENT

Carosa Stanton Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa Stanton Asset Management, LLC is a
Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa Stanton Asset
Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa Stanton Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the period from November 1, 2013 to April 30, 2014, and the years ended October 31, 2013, October 31, 2012 and October 31, 2011, the fund paid investment adviser fees of $9,273, $15,688, $13,035, and $11,133 respectively.

On April 30, 2014 the fund had $1,578 included in accrued expenses, as owed to Carosa Stanton Asset Management, LLC.


NOTE E - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

                                                    Shares       Amount


Balance at October 31, 2010                      61,875.070    $ 713,809

Shares sold during 2011                           4,792.983       68,765
Shares redeemed during 2011                      (1,740.992)     (25,705)

Balance at October 31, 2011                      64,927.061    $ 756,869

Shares sold during 2012                           6,569.287       98,950
Shares redeemed during 2012                        (555.259)      (7,954)

Balance at October 31, 2012                      70,941.089    $ 847,865


Shares sold during 2013                           6,650.966      113,714
Shares redeemed during 2013                        (494.809)      (8,233)

Balance at October 31, 2013                      77,097.246   $  953,346

Shares sold during period                         1,301.191       27,548
Shares redeemed during period                       (38.551)        (780)

Balance at April 30, 2014                        78,359.886   $  980,114


GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) FINANCIAL HIGHLIGHTS (SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE PERIOD FROM NOVEMBER 1, 2013 TO APRIL 30, 2014,
FOR THE YEARS ENDED OCTOBER 31, 2013, 2012, 2011, 2010 AND 2009
(UNAUDITED)




                   April  October  October  October  October  October
                    2014     2013     2012     2011     2010     2009
NET ASSET VALUE,
   beginning of
   period         $20.16   $15.53   $14.70   $13.41  $ 10.64  $ 11.02

INCOME FROM INVESTMENT OPERATIONS
  Net investment income
    (loss)         (0.10)   (0.05)   (0.11)   (0.13)   (0.02)    0.01
  Net gain (loss) on
    securities both
    realized and
    unrealized      1.34     2.06     0.94     1.42     2.79    (0.39)
Total from investment
    operations      1.24     2.01     0.83     1.29     2.77    (0.38)

DISTRIBUTIONS
    Dividends       0.00     0.00     0.00     0.00     0.00     0.00

NET ASSET VALUE, end of
   period          $21.40  $17.54   $15.53  $ 14.70  $ 13.41  $ 10.64

NET ASSETS, end of period
   $1,676.798 $1,337,057 $1,090,202  $954,159   $829,725   $694,485


                   Actual** Actual   Actual   Actual   Actual   Actual

RATIO OF EXPENSES TO AVERAGE
   NET ASSETS*     1.01%**  1.74%    1.97%    2.00%    2.00%    2.00%

RATIO OF EXPENSES TO AVERAGE NET ASSETS BEFORE
   REIMBURSEMENT*  1.01%**  1.74%    1.97%    2.06%    2.28%    2.28%

RATIO OF NET INVESTMENT INCOME TO AVERAGE
   NET ASSETS*    (0.46)%**(0.45)%  (0.72)%  (0.91)%  (0.17)%   0.11%

PORTFOLIO TURNOVER RATE*
                   5.67%**  0.00%    0.05%    1.91%    0.00%    4.02%

TOTAL RETURN       6.15%   29.81%    5.65%    9.62%   26.03%   (3.45)%

* Per share amounts calculated using the average shares method
** The ratios presented were calculated using operating data for the six-month period from November 1, 2013 to April 30, 2014.

The accompanying notes are an integral part of these statements.


ADDITIONAL INFORMATION

EXPENSE TABLE           Beginning        Ending
                    Account Value Account Value    Annualized  Expenses Paid
ACTUAL                    11/1/13     4/30/14 Expense Ratio During Period+
Unrestricted Series	$ 1,000.00	$ 1,069.90	        0.87%	      $  4.16
Greater Western
   New York Series	  1,000.00	  1,061.50	        1.01%	      $  5.16
HYPOTHETICAL+
Unrestricted Series	  1,000.00	  1,025.00	        0.87%	      $  4.07
Greater Western
   New York Series	  1,000.00	  1,025.00	        1.01%	      $  5.07

+     Expenses are equal to each Series' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days
(181) in the most recent fiscal half-year, then divided by 365.
++    Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of the Fund, you incur operating expenses including investment advisory fees, regulatory fees and other Fund expenses. Such expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund. The Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Table is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2012 to April 30, 2013).

The Expense Table illustrates your Fund's costs in two ways.

* ACTUAL EXPENSES. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.

* HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. This section is intended to help you compare your Fund's costs with those of other mutual funds. It is based on your Fund's actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case - because the return used is not your Fund's actual return - the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission
(the "SEC") requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.




BOARD OF DIRECTORS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The Fund's SAI includes additional information about the Fund's Directors, and is available without charge, by calling (585) 624-3150 or 1-888-BULLFINCH. Each director may be contacted by writing to the director c/o Bullfinch Fund, Inc. 3909 Rush Mendon Road, Mendon,
New York 14506


The directors and officers of the Fund are:

NAME, AGE                POSITON(S)    TERM OF OFFICE        PRINCIPLE        NUMBER OF        OTHER
ADDRESS                  HELD WITH     AND LENGTH OF      OCCUPATION(S)      PORTFOLIOS  DIRECTORSHIPS
                    FUND         TIME SERVED        DURING PAST         IN FUND       HELD BY
                                                             5 YEARS           COMPLEX       DIRECTOR
                                                                             OVERSEEN BY
                                                                              DIRECTOR
-----------------------------------------------------------------------------------------------------

                                           INTERESTED PERSONS*
Christopher Carosa, 52  President;      Term of Office:  President, Founder       2            N/A
  2 Lantern Lane        Director;       N/A              Carosa Stanton
  Honeoye Falls,        Chairman of     Length of Time   Asset Management, LLC;
  New York 14472        Board; Chief    Served:          President, Director
                        Compliance      Since 1997       and Chairman of the
                        Officer                          Board, Bullfinch Fund, Inc.

Gordon Stanton, 54      Vice-President; Term of Office:  Vice-President, Founder       2            N/A
  17 East 96 St.        Director;       N/A              Carosa Stanton
  Apt 7C                                Length of Time   Asset Management, LLC;
  New York,                             Served:          Vice-President,
  NY  10128                             Since 1997       and Director,
                                                         Bullfinch Fund, Inc.;
                                                         Associate, Brown Harris

                                                         Stevens Residential

Betsy Kay Carosa, 52    Corporate       Term of Office:  Office Manager           2            N/A
  2 Lantern Lane        Secretary       N/A              Carosa Stanton
  Honeoye Falls,                        Length of Time   Asset Management, LLC;
  NY  14472                             Served:          Corporate Secretary,
                                        Since 1997       Bullfinch Fund, Inc.

                                           INDEPENDENT DIRECTORS

Thomas M. Doeblin, 54   Director;       Term of Office:  Teacher                    2            N/A
  73 San Gabriel Drive  Audit           N/A              Pittsford-Mendon High
  Rochester,            Committee       Length of Time   School
  NY  14610                             Served:
                                        Since 2006

John P. Lamberton, 54   Director        Term of Office:  Founder, General Partner   2            N/A
  143-49 38th Ave, 3rd Floor            N/A              Cape Bojador Capital
  Flushing,                             Length of Time   Management; Managing
  NY   11354                            Served:          Director, HSBC
                                        Since 2003       Securities

William E.J. Martin, 54 Director        Term of Office:  Managing Member,        2            N/A
  4410 Woodlawn Ave. N                  N/A              Chipman and Martin, LLC;
  Seattle,                              Length of Time   Consultant, Robson Forensic;
  WA  98103                             Served:          Aecon Buildings, Inc.;
                                        Since 1997       Project Manager,
                                                         American Home Builders

Bryan D. Hickman, 69    Director        Term of Office:  President                2            N/A
  6288 Bobble Hill Road Audit           N/A              Coach & Equipment
  Naples,               Committee       Length of Time   Manufacturing Co.
  NY 14512-9700                         Served:
                                        Since 2008

Lois Irwin, 62         Director        Term of Office:  Marketing Consultant     2            N/A
  33 Oak Meadow Trail                   N/A              Complemar Partners;
  Pittsford,                            Length of Time   President, Icon Design;
  NY  14534                             Served:          General Manager, Xerox
                                        Since 2006

Michael W. Reynolds, 53 Director        Term of Office:  President                2            N/A
  105 Dorchester Road   Audit           N/A              Reynolds & Company
  Buffalo,              Committee       Length of Time
  NY  14213                             Served:
                                        Since 2000




PROXY VOTING GUIDELINES
Carosa Stanton Asset Management, LLC, the Fund's Investment Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling (555) 624-3150 or 1-888-BULLFINCH.

QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


DISCLOSURE REGARDING THE BOARD OF DIRECTORS' APPROVAL
OF THE INVESTMENT ADVISORY CONTRACT

At the Board's Annual Meeting, the Independent Directors of the Board met separately to discuss the Adviser and reported the conclusions to the Board. In determining whether to renew the Management and Investment Advisory Agreements between the Fund and Carosa Stanton Asset Management, LLC,
(the Adviser), the Board of Directors requested, and the Adviser provided information relevant to the Board's consideration. Among the factors the Board considered were:

1) Nature, extent and quality of service provided by the Adviser - the Independent Directors noted the unprecedented access they have to the Adviser, the quick responsiveness to requests and the positive review following Mr. Lamberton's multi-day visits all show the high quality of service provided by the Adviser.
2) The overall performance of the Funds relative to the performance of other funds in the Funds' peer group.
3) In addition, the Board compared expenses of each Fund to the expenses of its peers.
4) The Board also considered the fact that Adviser has implemented breakpoints in the Funds' advisory fee schedule and the Board agreed that this type of fee structure remained reasonable and fair to shareholders.
5) They noted the range of investment advisory and administrative services provided by the Adviser to the Fund.
6) They also took note of the fact that the Fund is not subject to sales charges or Rule 12b-1 fees.
7) The Board also reviewed financial information concerning the Adviser's brokerage practices, including soft dollar arrangements, and noted that these were reasonable.

Based upon their review and consideration of these factors and other matters deemed relevant, the Board concluded that the terms of the Investment Management Agreements are fair and reasonable and the Board voted to renew the Agreements.

Item 2 - CODE OF ETHICS.


      (a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, its principal financial officer, principal accounting officer, controller, as well as any other officers and persons providing similar functions. This code of ethics is included as Exhibit 11(a)(1).

      (b) During the period covered by this report, no amendments were made to the provisions of the code of ethics


      (c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics were granted.


Item 3 - AUDIT COMMITTEE FINANCIAL EXPERT.


            The registrant's Board of Directors determined that the registrant does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b) of Item 3 of Form N-CSR. It was the consensus of the board that, although no one individual Audit Committee member meets the technical definition of an audit committee financial expert, the Committee has sufficient expertise collectively among its members to effectively discharge its duties and that the Committee will engage additional expertise if needed.


Item 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            The registrant has engaged its principal accountant to perform audit services. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant. Since the accounting fees were approved by the Board of Directors in total, the principal accountant has provided an estimate of the split between audit and preparation of the tax filings.

                                   10/31/2013     10/31/2012

            Audit Fees              $13,500          $13,250

            Audit-Related Fees      $     0          $     0
            Tax Fees                $ 2,000          $ 2,000
            All Other Fees          $     0          $     0

            The Audit Committee of the registrant's Board of Directors recommends a principal accountant to perform audit services for the registrant. Each year, the registrant's Board of Directors vote to approve or disapprove the principal accountant recommended by the Audit Committee for the following year's accounting work.

Item 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS.

           Not applicable to open-end investment companies.

Item 6 - Reserved

Item 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

Item 8 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

Item 10(a) -The registrant's principal executive and principal financial officer has determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on the evaluation of these controls and procedures are effective as of a date within 90 days prior to the filing date of this report.

Item 10(b) -There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - EXHIBITS.

            (a)(1)  Code of Ethics - referred to in Item 2 is attached hereto.

            (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

            (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bullfinch Fund, Inc.

By: /s/ Christopher Carosa
    ----------------------------------------
    Christopher Carosa,
    President of Bullfinch Fund, Inc.


Date: June 27, 2014



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Christopher Carosa

    ----------------------------------------

    Christopher Carosa,
    President of Bullfinch Fund, Inc.

Date: June 27, 2014